Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Amortization of prior service (cost) credit	$ (13)	$ (13)	$ 313
Prior service cost	0	0
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	13,915	6,550
Accumulated benefit obligation for pension benefits	21,600	23,200
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	0	0	0
Interest cost	1,155	1,213	888
Expected return on plan assets	(3,050)	(2,684)	(3,227)
Amortization of net (loss) gain	(86)	0	0
Net periodic pension credit	(1,981)	(1,471)	(2,339)
Net actuarial (gain) loss included in other comprehensive loss	(7,451)	(5,380)	4,869
Amortization of prior service (cost) credit	0	0
Prior service cost	0	0
Amortization of net gain	86	0	0
Total amount recognized in other comprehensive loss	(7,365)	(5,380)	4,869
Total recognized in net periodic benefit (credit) cost and other comprehensive loss	(9,346)	(6,851)	2,530
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	(10,247)	(7,912)
Prior service cost	55	68
Total	(10,192)	(7,844)
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	18	11	18
Interest cost	284	271	207
Expected return on plan assets	(1,326)	(1,157)	(1,332)
Amortization of net (loss) gain	(738)	(423)	(1,008)
Amortization of prior service cost	13	13	(313)
Net periodic pension credit	(1,749)	(1,285)	(2,428)
Net actuarial (gain) loss included in other comprehensive loss	(3,073)	(2,575)	3,397
Amortization of prior service (cost) credit	(13)	(13)	313
Prior service cost	0	0	0
Amortization of net gain	738	423	1,008
Total amount recognized in other comprehensive loss	(2,348)	(2,165)	4,718
Total recognized in net periodic benefit (credit) cost and other comprehensive loss	(4,097)	$ (3,450)	$ 2,290
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	738
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 13